Financial Instruments - Schedule of Estimating an Increase or Decrease Profit or Loss (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2023
Schedule of Estimating an Increase or Decrease Profit or Loss [Abstract]
Short-term investments— Percentage of CDI	101.00%
Related parties— Percentage of CDI	100.00%
Debentures— Percentage of CDI	100.00%